Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitment And Contingencies [Line Items]
Schedule of Warranty Reserves

Warranty reserves consisted of the following (in thousands):

	Year Ended December 31,
	2014	2013	2012
Warranty reserves, beginning of period	$24,449	$24,485	$26,404
Warranty reserves accrued	11,659	8,102	5,423
Liabilities assumed in the Merger	7,481	—	—
Adjustments to pre-existing reserves	199	1,933	2,650
Warranty expenditures	(10,518)	(10,071)	(9,992)
Warranty reserves, end of period	$33,270	$24,449	$24,485

Schedule of Future Minimum Sublease Income under Non-Cancelable Sublease Agreements
2015	$624
2016	711
2017	535
2018	—
2019	—
Thereafter	—
$1,870

Office Space Buildings And Equipment
Commitment And Contingencies [Line Items]
Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreements
2015	$7,255
2016	7,094
2017	5,985
2018	4,075
2019	3,870
Thereafter	8,400
$36,679

Ground Leases
Commitment And Contingencies [Line Items]
Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreements
2015	$2,224
2016	2,224
2017	2,224
2018	2,224
2019	2,224
Thereafter	79,148
$90,268